Finance income and expenses (Schedule of Financing Expenses) (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 ILS (₪)	Dec. 31, 2022 USD ($)		Dec. 31, 2021 ILS (₪)	Dec. 31, 2020 ILS (₪)
Other :
Foreign Currency Differences	₪ 0	$ 0		₪ 1,174	₪ 560
Expenses from forward transaction	0	0		17,867	0
Changes in fair value of financial assets at fair values	16,043	4,558		0	0
Bank fees	420	119		409	312
Portfolio management fees	181	51		950	283
Other	135	39		92	98
Total financing costs	₪ 16,779	$ 4,767	[1]	₪ 20,492	₪ 1,253

[1]	Convenience Translation into US Dollars.